Net financial income/(expense) - Summary of Net Financial Income/(Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Net Finance Income Expenses [Abstract]
Net financial investment income	$ 366	$ 890	$ 902
Valuation adjustment on long-term investments	(91)	46	(34)
Interest on recoverable taxes	4	10	21
Net exchange variation	501	10	(605)
Interest expenses	(56)	(95)	(206)
Banking fees	(103)	(151)	(136)
Interest on receivables	0	46	5
Interest on lease liabilities	(869)	(918)	0
Other financial income/(expenses)	56	(8)	13
Net financial income/(expense)	$ (192)	$ (170)	$ (40)